First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments
July 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 60.7%
	Construction & Engineering — 2.7%
335,087	Quanta Services, Inc.	$67,560,241
	Electric Utilities — 16.8%
928,736	Alliant Energy Corp.	49,910,273
863,148	American Electric Power Co., Inc.	73,143,162
78,385	Constellation Energy Corp.	7,575,910
133,865	Duke Energy Corp.	12,532,441
39,861	Emera, Inc. (CAD)	1,616,930
2,738,392	Enel S.p.A., ADR	18,716,362
185,212	Entergy Corp.	19,021,272
195,532	Evergy, Inc.	11,726,054
692,904	Eversource Energy	50,117,746
72,742	Exelon Corp.	3,044,980
47,553	Fortis, Inc. (CAD)	2,027,038
351,389	Iberdrola S.A., ADR	17,565,233
170,458	IDACORP, Inc.	17,526,492
319,607	NextEra Energy, Inc.	23,427,193
86,162	Orsted A/S, ADR	2,498,698
2,019,049	PPL Corp.	55,584,419
495,331	Southern (The) Co.	35,832,245
280,138	Xcel Energy, Inc.	17,573,057
		419,439,505
	Energy Equipment & Services — 0.2%
505,724	Archrock, Inc.	5,896,742
	Gas Utilities — 6.0%
751,829	AltaGas Ltd. (CAD)	14,841,018
321,871	Atmos Energy Corp.	39,174,919
11,421	Chesapeake Utilities Corp.	1,350,419
1,144,330	National Fuel Gas Co.	60,775,366
120,327	New Jersey Resources Corp.	5,378,617
313,429	ONE Gas, Inc.	24,801,637
93,152	UGI Corp.	2,514,173
		148,836,149
	Independent Power and Renewable Electricity Producers — 1.1%
879,172	AES (The) Corp.	19,016,491
222,878	Clearway Energy, Inc., Class A	5,498,400
99,556	Northland Power, Inc. (CAD)	1,925,965
		26,440,856
	Multi-Utilities — 12.4%
1,113,312	ATCO Ltd., Class I (CAD)	31,778,761
76,109	Canadian Utilities Ltd., Class A (CAD)	1,895,438
113,121	CenterPoint Energy, Inc.	3,403,811
516,081	CMS Energy Corp.	31,517,067
275,474	DTE Energy Co.	31,486,678
Shares	Description	Value

	Multi-Utilities (Continued)
1,040,000	Public Service Enterprise Group, Inc.	$65,644,800
728,639	Sempra	108,581,784
412,706	WEC Energy Group, Inc.	37,085,761
		311,394,100
	Oil, Gas & Consumable Fuels — 21.3%
418,840	Cheniere Energy, Inc.	67,793,443
1,759,037	DT Midstream, Inc.	94,143,660
841,444	Enbridge, Inc.	30,965,139
2,158,033	Keyera Corp. (CAD)	54,022,424
5,546,207	Kinder Morgan, Inc.	98,223,326
907,196	ONEOK, Inc.	60,818,420
673,897	Targa Resources Corp.	55,252,815
484,926	TC Energy Corp.	17,394,296
1,558,214	Williams (The) Cos., Inc.	53,680,472
		532,293,995
	Semiconductors & Semiconductor Equipment — 0.1%
23,688	Enphase Energy, Inc. (a)	3,596,549
	Water Utilities — 0.1%
15,528	American Water Works Co., Inc.	2,289,293
	Total Common Stocks	1,517,747,430
	(Cost $1,300,394,162)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 34.9%
	Chemicals — 0.3%
369,807	Westlake Chemical Partners, L.P.	8,398,317
	Energy Equipment & Services — 0.1%
145,591	USA Compression Partners, L.P.	2,898,717
	Independent Power and Renewable Electricity Producers — 2.8%
1,270,113	NextEra Energy Partners, L.P. (b)	69,157,653
	Oil, Gas & Consumable Fuels — 31.7%
659,956	Cheniere Energy Partners, L.P.	34,086,727
11,175,836	Energy Transfer, L.P.	148,526,860
236,644	EnLink Midstream LLC (b)	2,745,070
6,564,685	Enterprise Products Partners, L.P.	174,029,799
1,006,467	Hess Midstream, L.P., Class A (b)	31,391,706
1,328,759	Holly Energy Partners, L.P.	25,910,800

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
2,438,228	Magellan Midstream Partners, L.P.	$161,581,370
1,486,884	MPLX, L.P.	52,799,251
9,924,646	Plains GP Holdings, L.P., Class A (b)	155,717,696
225,969	Western Midstream Partners, L.P.	6,388,144
		793,177,423
	Total Master Limited Partnerships	873,632,110
	(Cost $584,091,457)

Shares	Description	Value
MONEY MARKET FUNDS — 2.8%
70,862,183	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.13% (c)	70,862,183
	(Cost $70,862,183)

	Total Investments — 98.4%	2,462,241,723
	(Cost $1,955,347,802)
	Net Other Assets and Liabilities — 1.6%	38,936,672
	Net Assets — 100.0%	$2,501,178,395

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Rate shown reflects yield as of July 31, 2023.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,517,747,430	$1,517,747,430	$—	$—
Master Limited Partnerships*	873,632,110	873,632,110	—	—
Money Market Funds	70,862,183	70,862,183	—	—
Total Investments	$2,462,241,723	$2,462,241,723	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments
July 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 85.7%
	Construction & Engineering — 3.9%
7,028	Quanta Services, Inc.	$1,416,986
	Electric Utilities — 31.1%
18,839	Alliant Energy Corp.	1,012,408
15,895	American Electric Power Co., Inc.	1,346,942
2,230	Constellation Energy Corp.	215,530
3,861	Duke Energy Corp.	361,467
916	Edison International	65,915
8,467	Emera, Inc. (CAD)	343,457
62,567	Enel S.p.A., ADR	427,633
3,400	Entergy Corp.	349,180
8,718	Evergy, Inc.	522,818
14,833	Eversource Energy	1,072,871
4,148	Fortis, Inc. (CAD)	176,817
20,175	Hydro One Ltd. (CAD) (a) (b)	569,150
7,831	Iberdrola S.A., ADR	391,456
7,216	IDACORP, Inc.	741,949
7,417	NextEra Energy, Inc.	543,666
6,553	OGE Energy Corp.	236,891
472	Orsted A/S (DKK) (a) (b)	41,173
36,448	PPL Corp.	1,003,413
12,593	Southern (The) Co.	910,978
16,849	Xcel Energy, Inc.	1,056,938
		11,390,652
	Gas Utilities — 9.3%
9,070	AltaGas Ltd. (CAD)	179,041
12,980	Atmos Energy Corp.	1,579,796
1,575	Chesapeake Utilities Corp.	186,228
16,270	National Fuel Gas Co.	864,100
1,630	New Jersey Resources Corp.	72,861
6,765	ONE Gas, Inc.	535,314
		3,417,340
	Independent Power and Renewable Electricity Producers — 5.6%
16,601	AES (The) Corp.	359,079
4,664	Brookfield Renewable Corp., Class A (CAD)	145,369
38,415	Clearway Energy, Inc., Class A	947,698
17,204	EDP Renovaveis S.A. (EUR)	328,569
13,656	Northland Power, Inc. (CAD)	264,183
		2,044,898
	Mortgage Real Estate Investment Trusts — 2.5%
35,584	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	929,098
	Multi-Utilities — 16.6%
21,683	ATCO Ltd., Class I (CAD)	618,927
Shares	Description	Value

	Multi-Utilities (Continued)
1,583	CenterPoint Energy, Inc.	$47,632
16,408	CMS Energy Corp.	1,002,037
8,821	DTE Energy Co.	1,008,240
15,196	Public Service Enterprise Group, Inc.	959,172
9,345	Sempra	1,392,592
11,975	WEC Energy Group, Inc.	1,076,073
		6,104,673
	Oil, Gas & Consumable Fuels — 15.3%
7,276	Cheniere Energy, Inc.	1,177,693
35,551	DT Midstream, Inc.	1,902,690
10,616	ONEOK, Inc.	711,697
12,124	Targa Resources Corp.	994,047
23,805	Williams (The) Cos., Inc.	820,082
		5,606,209
	Semiconductors & Semiconductor Equipment — 0.9%
2,245	Enphase Energy, Inc. (c)	340,858
	Water Utilities — 0.5%
1,124	American Water Works Co., Inc.	165,711
	Total Common Stocks	31,416,425
	(Cost $30,339,981)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 8.4%
	Independent Power and Renewable Electricity Producers — 5.0%
25,781	Brookfield Renewable Partners, L.P. (CAD)	751,152
20,281	NextEra Energy Partners, L.P. (d)	1,104,300
		1,855,452
	Oil, Gas & Consumable Fuels — 3.4%
23,936	Cheniere Energy Partners, L.P.	1,236,294
	Total Master Limited Partnerships	3,091,746
	(Cost $3,198,362)

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 6.1%
2,233,001	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.13% (e)	$2,233,001
	(Cost $2,233,001)

	Total Investments — 100.2%	36,741,172
	(Cost $35,771,344)
	Net Other Assets and Liabilities — (0.2)%	(66,484)
	Net Assets — 100.0%	$36,674,688

(a)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of July 31, 2023.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$31,416,425	$31,416,425	$—	$—
Master Limited Partnerships*	3,091,746	3,091,746	—	—
Money Market Funds	2,233,001	2,233,001	—	—
Total Investments	$36,741,172	$36,741,172	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments
July 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 67.6%
	Construction & Engineering — 1.5%
11,067	Quanta Services, Inc.	$2,231,329
	Electric Utilities — 6.4%
19,357	Alliant Energy Corp.	1,040,245
10,638	American Electric Power Co., Inc.	901,464
2,039	Constellation Energy Corp.	197,069
206,701	Enel S.p.A., ADR	1,412,760
6,637	Entergy Corp.	681,620
11,003	Evergy, Inc.	659,850
4,526	Eversource Energy	327,365
3,403	Exelon Corp.	142,450
33,430	Iberdrola S.A., ADR	1,671,099
4,646	NextEra Energy, Inc.	340,552
25,547	PPL Corp.	703,309
14,645	Southern (The) Co.	1,059,419
		9,137,202
	Energy Equipment & Services — 6.3%
179,007	Archrock, Inc.	2,087,222
13,178	Cactus, Inc., Class A	669,179
37,237	Halliburton Co.	1,455,222
8,917	Nabors Industries Ltd. (a)	1,092,243
40,162	NOV, Inc.	806,453
39,976	Patterson-UTI Energy, Inc.	633,220
26,227	Schlumberger Ltd.	1,530,083
21,333	Tenaris S.A., ADR	714,442
		8,988,064
	Gas Utilities — 4.0%
19,071	AltaGas Ltd. (CAD)	376,459
8,670	Atmos Energy Corp.	1,055,226
68,360	National Fuel Gas Co.	3,630,599
8,928	ONE Gas, Inc.	706,473
		5,768,757
	Independent Power and Renewable Electricity Producers — 0.9%
12,490	AES (The) Corp.	270,158
41,722	Clearway Energy, Inc., Class A	1,029,282
		1,299,440
	Multi-Utilities — 5.8%
80,714	ATCO Ltd., Class I (CAD)	2,303,928
5,882	CMS Energy Corp.	359,214
1,068	DTE Energy Co.	122,072
34,655	Public Service Enterprise Group, Inc.	2,187,424
22,731	Sempra	3,387,374
		8,360,012
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 42.5%
214,515	BP PLC, ADR	$8,001,410
16,442	Canadian Natural Resources Ltd. (CAD)	999,874
32,226	Cenovus Energy, Inc. (CAD)	612,921
9,068	Cheniere Energy, Inc.	1,467,746
5,318	Chevron Corp.	870,344
53,023	Coterra Energy, Inc.	1,460,253
7,241	Diamondback Energy, Inc.	1,066,744
58,190	DT Midstream, Inc.	3,114,329
38,290	Enbridge, Inc.	1,409,072
8,833	EOG Resources, Inc.	1,170,637
16,982	Exxon Mobil Corp.	1,821,150
52,316	Imperial Oil Ltd. (CAD)	2,818,435
104,000	Keyera Corp. (CAD)	2,603,451
233,793	Kinder Morgan, Inc.	4,140,474
2,758	Marathon Petroleum Corp.	366,869
10,557	ONEOK, Inc.	707,741
4,614	PDC Energy, Inc.	350,156
3,398	Phillips 66	379,047
4,574	Pioneer Natural Resources Co.	1,032,215
36,014	Range Resources Corp.	1,131,920
159,272	Shell PLC, ADR	9,815,933
7,333	SM Energy Co.	266,115
150,056	Southwestern Energy Co. (a)	972,363
18,915	Targa Resources Corp.	1,550,841
35,984	TC Energy Corp.	1,290,746
137,804	TotalEnergies SE, ADR	8,385,373
22,160	Tourmaline Oil Corp. (CAD)	1,148,458
2,630	Valero Energy Corp.	339,033
10,187	Vital Energy, Inc. (a)	537,670
32,635	Williams (The) Cos., Inc.	1,124,276
		60,955,596
	Semiconductors & Semiconductor Equipment — 0.2%
1,512	Enphase Energy, Inc. (a)	229,567
	Total Common Stocks	96,969,967
	(Cost $93,976,538)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 30.7%
	Energy Equipment & Services — 0.5%
37,509	USA Compression Partners, L.P.	746,804
	Independent Power and Renewable Electricity Producers — 0.9%
23,646	NextEra Energy Partners, L.P. (b)	1,287,525

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels — 29.3%
40,907	Alliance Resource Partners, L.P.	$814,867
102,685	Cheniere Energy Partners, L.P.	5,303,680
545,491	Energy Transfer, L.P.	7,249,575
364,807	Enterprise Products Partners, L.P.	9,671,034
67,674	Hess Midstream, L.P., Class A (b)	2,110,752
44,397	Kimbell Royalty Partners, L.P. (b)	701,917
79,917	Magellan Midstream Partners, L.P.	5,296,100
132,900	MPLX, L.P.	4,719,279
7,876	Natural Resource Partners, L.P.	499,338
317,265	Plains GP Holdings, L.P., Class A (b)	4,977,888
33,137	TXO Partners, L.P.	728,683
		42,073,113
	Total Master Limited Partnerships	44,107,442
	(Cost $39,843,791)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,100,864	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.13% (c)	1,100,864
	(Cost $1,100,864)

	Total Investments — 99.1%	142,178,273
	(Cost $134,921,193)
	Net Other Assets and Liabilities — 0.9%	1,312,355
	Net Assets — 100.0%	$143,490,628

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Rate shown reflects yield as of July 31, 2023.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$96,969,967	$96,969,967	$—	$—
Master Limited Partnerships*	44,107,442	44,107,442	—	—
Money Market Funds	1,100,864	1,100,864	—	—
Total Investments	$142,178,273	$142,178,273	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund IV
July 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.